Updating Summary Prospectus

May 1, 2025

Foundation

Flexible Premium Variable Deferred Annuity Contracts

for contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approved applicable contract modifications

Genworth Life & Annuity VA Separate Account 1

Issued by:

Genworth Life and Annuity Insurance Company

This Updating Summary Prospectus provides certain updating information about Foundation, a flexible premium variable deferred annuity contract (the “contract” or “contracts”) issued by Genworth Life and Annuity Insurance Company (the “Company,” “we,” “us” or “our). This Updating Summary Prospectus applies to Foundation contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approved applicable contract modifications. The contract is no longer offered or sold.

The statutory prospectus for the contract contains more information about the contract, including features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.genworth.com/FoundationPost. You can also obtain this information at no cost by calling our Home Office at (800) 352-9910.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or determined that this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

19771CBUSP 05/01/25

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since you last received the prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your contract:

•	Invesco V.I. Capital Appreciation Fund - Series II shares changed its name to Invesco V.I. Discovery Large Cap Fund - Series II shares.

•	For changes in the names of certain Portfolios, please refer to “Appendix A – Investment Options Available Under the Contract.”

•	For updated Portfolio expense information, please refer to “Important Information You Should Consider About the Contract” and “Appendix A – Investment Options Available Under the Contract.”

•	For updated Portfolio performance information, please refer to “Appendix A – Investment Options Available Under the Contract.”

•	For updates to the Asset Allocation Models available under your contract, please refer to “Asset Allocation Program – Model Update.”

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your contract within six years following your last purchase payment, you may be assessed a surrender charge of up to 6% of the value of the purchase payment withdrawn.

For example, if you purchased the contract and withdrew a $100,000 initial purchase payment sooner than one complete year after making the payment, you could be assessed a surrender charge of up to $6,000 on the purchase payment withdrawn. This loss will be greater if there are taxes or tax penalties.

Fee Tables Charges and Other Deductions — Surrender Charge
Are There Transaction Charges?	Yes. In addition to surrender charges, you may also be charged for other transactions. We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge of $10 for each transfer among the Subaccounts after the first transfer in the calendar month.	Fee Tables Charges and Other Deductions — Other Charges
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.	Fee Tables Charges and Other Deductions

Annual Fee	Minimum	Maximum
Base contract[1]	1.45%	1.45%
Portfolio fees and expenses[2]	0.47%	1.27%
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.75%

[1]	The base contract expense consists of the mortality and expense risk charge and administrative expense charge, each of which is expressed as an annual percentage charge that is assessed as a percentage of average daily net assets in the Separate Account.

[2]	As a percentage of Portfolio assets. These expenses are as of December 31, 2024, and will vary from year to year.

[3]	The minimum fee is for the Annual Step-Up Death Benefit and is a percentage of Contract Value at the time the charge is taken. The maximum fee is the current fee for Lifetime Income Plus Solution with the Principal Protection Death Benefit (Annuitant Age 71-85) (consisting of 1.25% of benefit base plus 0.50% of the value of Principal Protection Death Benefit).

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,797	$4,922
Assumes:	Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of contract classes and Portfolio fees and expenses

•  No optional benefits

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of contract classes, optional benefits and Portfolio fees and expenses

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

Risks		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. • You can lose money by investing in this contract.	Principal Risks of Investing in the Contract The Contract — Valuation of Accumulation Units
Is this a Short-Term Investment?

No.

•  This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  A surrender charge can apply whenever you make a withdrawal of purchase payments less than six completed years after we received the purchase payment.

•  The benefits of tax deferral mean that the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract Charges and Other Deductions
What Are the Risks Associated with the Investment Options?

•  An investment in this contract is subject to the risk of poor investment performance, which can vary depending on the performance of the investment options available under the contract (i.e., the Portfolios).

•  Each Portfolio (and the Guarantee Account) has its own unique risks.

•  You should review the prospectuses for the Portfolios and the section of this prospectus concerning the Guarantee Account before making an investment decision.

Principal Risks of Investing in the Contract The Guarantee Account Appendix A — Portfolios Available Under the Contract

Risks	Location in Prospectus
What Are the Risks Related to the Insurance Company?

•  An investment in the contract is subject to the risks related to the Company, including that any obligations (including under the Guarantee Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, can be obtained by calling our Home Office at (800) 352-9910 or writing to us at 11011 West Broad Street, Glen Allen, Virginia 23060.

Principal Risks of Investing in the Contract The Company

Restrictions	Location in Prospectus
Are There Restrictions on the Investment Options?

Yes.

•  We reserve the right, subject to applicable law, to make additions, deletions, and substitutions for the Portfolios of the Funds.

•  For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

•  We reserve the right to limit transfers if frequent or large transfers occur, and to limit transfers from the Subaccounts to the Guarantee Account.

•  Under certain of the optional riders, we require you to invest only in an Investment Strategy.

The Separate Account — Subaccounts The Separate Account — Asset Allocation Program The Guarantee Account Transfers
Are There Any Restrictions on Contract Benefits?

Yes.

•  Under certain of our optional Living Benefit Riders (i.e., the guaranteed minimum withdrawal benefit rider options, Guaranteed Income Advantage, and the payment protection rider options), we require you to allocate Contract Value to a prescribed Investment Strategy or, for Guaranteed Income Advantage, to the GIS Subaccount, in order to receive the full benefits provided under the applicable rider

.

The Separate Account — Asset Allocation Program

Transfers

Surrenders and Partial Withdrawals — Guaranteed Minimum Withdrawal Benefit Rider Options

Death of Owner and/or Annuitant

Income Payments — Guaranteed Income Advantage

Restrictions	Location in Prospectus

•  Our optional benefits also are subject to various other restrictions or limitations. Certain riders, for example, such as the Annual Step-Up Death Benefit Rider, may not be terminated after elected. As another example, under certain guaranteed minimum withdrawal benefit riders, the amount that can determine the guaranteed withdrawals you can take can stop increasing when the older annuitant reaches a certain age.

•  All death benefits are terminated upon annuitization.

•  We reserve the right to modify certain of our optional benefits. For example, we reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason.

•  Under our guaranteed minimum withdrawal benefit riders, “excess withdrawals” (i.e., withdrawals in excess of the Withdrawal Limit for a Benefit Year) can reduce the amount we use to determine your future Withdrawal Limit by an amount that is more than the dollar amount of the withdrawal. Excess withdrawals also could terminate the guaranteed minimum withdrawal benefit.

Income Payments — Payment Protection Rider Options
Taxes	Location in Prospectus
What Are the Contract’s Tax Implications?

•  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

•  If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Tax Matters
Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?

•  Your registered representative may receive compensation for selling and servicing this contract to you in the form of cash compensation (e.g., commissions), non-cash compensation (e.g., conferences, trips, prizes, and awards), and special marketing allowances.

Sale of the Contracts

Conflicts of Interest	Location in Prospectus

•  The prospect of receiving such compensation may create an incentive for selling firms and/or their registered representative to sell you this contract versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

Should I Exchange My Contract?

•  Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. Similarly, some investment professionals may have a financial incentive to offer you a different contract in place of this one. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Sale of the Contracts

ASSET ALLOCATION PROGRAM—MODEL UPDATE

Effective after the close of business July 25, 2025, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables that follow.

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 25, 2025

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Templeton Growth VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. American Franchise Fund — Series I shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Discovery Large Cap Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP American Century International Fund — Standard Class II	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%
	MFS® Massachusets Investors Growth Stock Portfolio — Service Class Shares	2.0%	4.0%	6.0%	8.0%	10.0%
Large Cap Value	AB VPS Relative Value Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	Fidelity VIP Mid Cap Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Global Real Estate Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan Mid Cap Value Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	BNY Mellon MidCap Stock Portfolio — Initial Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Main Street Small Cap Fund® - Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan Small Cap Core Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	LVIP JPMorgan Core Bond Fund — Standard Class	24.0%	18.0%	12.0%	6.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	17.0%	12.0%	5.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 25, 2025

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Main Street Fund® — Service II shares	2.0%	4.0%	6.0%	8.0%	10.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Class	5.0%	10.0%	15.0%	20.0%	25.0%
	Templeton Growth VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. Discovery Large Cap Fund — Series II shares	2.0%	4.0%	6.0%	8.0%	10.0%
	LVIP American Century International Fund — Standard Class II	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	LVIP JPMorgan Mid Cap Value Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Growth	Fidelity VIP Mid Cap Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Value	Deutsche DWS Small Mid Cap Value VIP — Class B Shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	LVIP JPMorgan Core Bond Fund — Standard Class	24.0%	17.0%	12.0%	6.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	18.0%	12.0%	5.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating — Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

BUILD YOUR OWN ASSET ALLOCATION MODEL

Core Asset Class (20% to 80%)	Specialty Asset Class (0% to 20%)	Fixed Income Asset Class (20% to 60%)

AB VPS Balanced Hedged Allocation Portfolio — Class B

AB VPS Relative Value Portfolio — Class B

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

Fidelity® VIP Contrafund® Portfolio — Service Class 2

Fidelity® VIP Equity-Income PortfolioSM — Service Class 2

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Growth VIP Fund — Class 2 Shares

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. Discovery Large Cap Fund — Series II shares (formerly, Invesco V.I. Capital Appreciation Fund — Series II shares)

Invesco V.I. Main Street Fund® — Series II shares

LVIP American Century Disciplined Core Value Fund — Standard Class II

LVIP American Century Value Fund — Standard Class II

LVIP JPMorgan U.S. Equity Fund — Standard Class

MFS® VIT Total Return Series — Service Class Shares

State Street Total Return V.I.S. Fund — Class 3 Shares

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

Deutsche DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance VT Floating-Rate Income Fund

Fidelity® VIP Mid Cap Portfolio — Service Class 2

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

LVIP American Century Inflation Protection Fund — Service Class

LVIP American Century International Fund — Standard Class II

LVIP American Century Ultra® Fund — Standard Class II

MFS® VIT Income Portfolio — Service Class Shares

PIMCO VIT High Yield Portfolio — Administrative Class Shares

LVIP JPMorgan Core Bond Fund — Standard Class PIMCO VIT Low Duration Portfolio — Administrative Class Shares

DEFINITIONS

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant — The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Asset Allocation Model — A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts — The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GIS Subaccount — A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. — Total Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage — The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage — The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus.

Home Office — Our office located at 11011 West Broad Street, Glen Allen, Virginia 23060.

Investment Strategy — The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus — The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus.

Lifetime Income Plus 2007 — The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus.

Lifetime Income Plus 2008 — The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution — The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Payment Optimizer Plus — The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective.

Principal Protection Advantage — The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus.

Principal Protection Death Benefit — The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Separate Account — Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Appendix A — Investment Options Available Under the Contract

Variable Investment Options

The following is a list of Portfolios currently available under the contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.genworth.com/FoundationPost. You can also request this information at no cost by calling (800) 352-9910. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. You may obtain updated Portfolio performance information by calling (800) 352-9910.

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	AB VPS Balanced Hedged Allocation Portfolio — Class B AllianceBernstein, L.P.	0.95%*	8.58%	4.14%	5.18%
US Equity Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B AllianceBernstein, L.P.	0.90%	24.95%	15.87%	15.67%
US Equity Large Cap Value	AB VPS Relative Value Portfolio — Class B AllianceBernstein, L.P.	0.86%	12.76%	9.54%	9.39%
US Equity Large Cap Growth	Invesco V.I. American Franchise Fund — Series I shares Invesco Advisers, Inc.	0.85%	34.89%	15.84%	14.16%
US Equity Large Cap Growth	Invesco V.I. Discovery Large Cap Fund — Series II shares (formerly, Invesco V.I. Capital Appreciation Fund — Series II shares) Invesco Advisers, Inc.	1.05%*	33.82%	15.76%	12.97%
Real Estate Sector Equity	Invesco V.I. Global Real Estate Fund — Series II shares Invesco Advisers, Inc. (subadvised by Invesco Asset Management Limited)	1.27%	-2.11%	-2.64%	1.26%
US Equity Large Cap Blend	Invesco V.I. Main Street Fund® — Series II shares Invesco Advisers, Inc.	1.05%*	23.39%	11.81%	10.97%
US Equity Small Cap	Invesco V.I. Main Street Small Cap Fund® —Series II shares Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Mid Cap	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares BNY Mellon Investment Adviser, Inc. (subadvised by Newton Investment Management North America Limited)	0.80%*	12.61%	9.27%	7.49%
US Equity Large Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares BNY Mellon Investment Adviser, Inc. (subadvised by Newton Investment Management Limited)	0.67%	24.89%	13.46%	11.52%
US Money Market	BNY Mellon Variable Investment Fund — Government Money Market Portfolio BNY Mellon Investment Adviser, Inc. (subadvised by Dreyfus)	0.36%*	4.76%	2.15%	1.40%
US Equity Small Cap	DWS Small Mid Cap Value VIP — Class B Shares DWS Investment Management Americas, Inc.	1.21%*	5.79%	5.51%	5.20%
US Fixed Income	VT Floating-Rate Income Fund Eaton Vance Management	1.19%	7.68%	4.24%	3.92%
US Equity Large Cap Growth	VIP Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC (FMR) (subadvised by FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR HK), and Fidelity Management & Research (Japan) Limited (FMR Japan))	0.81%	33.45%	16.74%	13.33%
US Equity Large Cap Value	VIP Equity-Income PortfolioSM — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.72%	15.06%	9.80%	8.94%
US Equity Mid Cap	VIP Mid Cap Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.82%	17.18%	11.06%	8.94%
US Equity Large Cap Growth	Franklin Large Cap Growth VIP Fund — Class 2 Shares Franklin Advisers, Inc.	1.07%	26.30%	13.42%	12.71%
US Equity Large Cap Value	Franklin Mutual Shares VIP Fund — Class 2 Shares Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%
Global Equity Large Cap	Templeton Foreign VIP Fund — Class 2 Shares Templeton Investment Counsel, LLC	1.06%*	-1.00%	2.60%	2.38%
Global Equity Large Cap	Templeton Growth VIP Fund — Class 2 Shares Templeton Global Advisors Limited (subadvised by Templeton Asset Management Ltd)	1.12%*	5.40%	4.60%	4.08%

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Value	LVIP American Century Disciplined Core Value Fund — Standard Class II American Century Investment Management, Inc.	0.71%*	13.09%	8.19%	8.24%
US Fixed Income	LVIP American Century Inflation Protection Fund — Service Class American Century Investment Management, Inc.	0.72%*	1.54%	1.22%	1.73%
Global Equity Large Cap	LVIP American Century International Fund — Standard Class II American Century Investment Management, Inc.	0.95%*	2.61%	3.54%	4.93%
US Equity Large Cap Growth	LVIP American Century Ultra® Fund — Standard Class II American Century Investment Management, Inc.	0.75%*	28.80%	18.20%	16.46%
US Equity Large Cap Value	LVIP American Century Value Fund — Standard Class II American Century Investment Management, Inc.	0.71%*	9.48%	8.59%	8.18%
US Fixed Income	LVIP JPMorgan Core Bond Fund — Standard Class JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.47%	1.72%	0.04%	1.49%
US Equity Mid Cap	LVIP JPMorgan Mid Cap Value Fund — Standard Class JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.73%	14.29%	8.70%	7.98%
US Equity Small Cap	LVIP JPMorgan Small Cap Core Fund — Standard Class JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.75%	11.71%	7.05%	7.31%
US Equity Large Cap Blend	LVIP JPMorgan U.S. Equity Fund — Standard Class JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.65%	23.99%	15.74%	13.39%
US Fixed Income	MFS® Income Portfolio — Service Class Shares Massachusetts Financial Services Company	0.92%*	2.91%	0.78%	2.41%
US Equity Large Cap Growth	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares Massachusetts Financial Services Company	0.97%*	15.98%	12.16%	12.91%
Moderate Allocation	MFS® Total Return Series — Service Class Shares Massachusetts Financial Services Company	0.86%*	7.46%	5.89%	6.20%
US Fixed Income	High Yield Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.80%	6.89%	3.35%	4.50%
US Fixed Income	Low Duration Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
Moderate Allocation	Total Return V.I.S. Fund[1] — Class 3 Shares SSGA Funds Management, Inc.	0.92%	11.06%	5.06%	5.24%

[1]	For contracts issued on or after May 1, 2006, only Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolio is not available to contracts issued on or after May 1, 2006:

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	Total Return V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.67%	11.31%	5.32%	5.50%

The following Portfolios are not available to contracts issued on or after January 5, 2009:

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	Franklin Allocation VIP Fund — Class 2 Shares Franklin Advisers, Inc. (subadvised by Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC)	0.82%*	9.15%	5.57%	5.38%
Cautious Allocation	Franklin Income VIP Fund — Class 2 Shares Franklin Advisers, Inc.	0.72%*	7.20%	5.29%	5.27%

*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

Fixed Options (Guarantee Account)

The following is a list of fixed investment options currently available under the contract. We may change the features of the fixed investment options listed below, offer new fixed investment options, and terminate existing fixed investment options. We will provide you with written notice before doing so. If you elect certain optional benefits, you may not invest in the fixed investment options and may only invest in the Portfolios listed in the disclosure below.

See “The Guarantee Account” section in the prospectus for a description of the fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Fixed One Yr Guarantee Account (3.0%)	One Year	3.0%
2nd Fixed One Yr Guarantee Account (3.0%)	One Year	3.0%
Fixed Six Yr Guarantee Account (3.0%)	Six Years	3.0%
Fixed One Yr Guarantee Account for DCA Program (3.0%)	One Year	3.0%
Fixed One Yr Guarantee Account for DCA Program (5.0%)	One Year	5.0%
Fixed Six Month Guarantee Account for DCA Program (3.0%)	Six Months	3.0%
Fixed One Yr Guarantee Account (1.5%)	One Year	1.5%
Fixed One Yr Guarantee Account (1.5% for 7 years, 3.0% after)	One Year	1.5% for 7 years, 3.0% after
Fixed Six Yr Guarantee Account (1.5%)	Six Years	1.5%
Fixed Six Yr Guarantee Account (1.5% for 7 years, 3.0% after)	Six Years	1.5% for 7 years, 3.0% after
Fixed One Yr Guarantee Account for DCA Program (1.5%)	One Year	1.5%
Fixed One Yr Guarantee Account for DCA Program (1.5% for 7 years, 3.0% after)	One Year	1.5% for 7 years, 3.0% after
Fixed Six Month Guarantee Account for DCA Program (1.5%)	Six Months	1.5%
Fixed Six Month Guarantee Account for DCA Program (1.5% for years, 3.0% after)	Six Months	1.5% for 7 years, 3.0% after

Availability of Certain Portfolios Varies Based on Optional Riders Elected Under the Contract:

Certain of the optional benefit riders require allocation of Contract Value to a prescribed Investment Strategy or, in the case of Guaranteed Income Advantage, to the GIS Subaccount, to receive the full benefits provided under such riders. Specifically, the following optional Living Benefit Riders require such an allocation:

➢	Lifetime Income Plus Solution
➢	Lifetime Income Plus 2008
➢	Lifetime Income Plus 2007
➢	Lifetime Income Plus
➢	Guaranteed Withdrawal Advantage
➢	Guaranteed Income Advantage
➢	Payment Optimizer Plus
➢	Principal Protection Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount. The GIS Subaccount invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. — Total Return V.I.S. Fund. You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount. Rather, allocations to the GIS Subaccount must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets.

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options and the Payment Protection Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution and Lifetime Income Plus 2008 is as follows:

(1)	owners may allocate assets to the following Designated Subaccounts:

AB Variable Products Series Fund, Inc. — AB VPS Balanced Hedged Allocation Portfolio — Class B;

MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares; and/or

State Street Variable Insurance Series Funds, Inc. — Total Return V.I.S. Fund — Class 3 Shares;

OR

(2)	owners may allocate assets to Asset Allocation Model A, B, C or D;

OR

(3)	owners may allocate assets to the Build Your Own Asset Allocation Model.

The current Investment Strategy for Lifetime Income Plus 2007, Lifetime Income Plus, Guaranteed Withdrawal Advantage, Payment Optimizer Plus and Principal Protection Advantage is as follows:

(1)	owners may allocate assets to the following Designated Subaccounts:

AB Variable Products Series Fund, Inc. — AB VPS Balanced Hedged Allocation Portfolio — Class B;

MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares; and/or

State Street Variable Insurance Series Funds, Inc. — Total Return V.I.S. Fund — Class 3 Shares;

OR

(2)	owners may allocate assets to Asset Allocation Model C.

See the prospectus sections above concerning each such optional benefit for additional detail.

This Updating Summary Prospectus incorporates by reference all of the information contained in the statutory prospectus and the Statement of Additional Information, both dated May 1, 2025, as amended and supplemented. You can view copies of the prospectus and Statement of Additional Information online at www.genworth.com/FoundationPost, or you can obtain paper copies of those documents without charge by calling our Home Office at (800) 352-9910.

EDGAR Contract No. C000026714